Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
13.
ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB
Accrued payroll related expenses	114,080	94,553
Accrued advertising and marketing expenses	175,250	143,313
Accrued storage and transportation fees	23,738	27,879
Accrued leasehold improvement costs	13,811	9,141
Other taxes payable	17,551	24,115
Payable related to repurchase of ordinary shares	442	94,701
Others	46,345	66,441
	391,217	460,143